Common Shares (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	9 Months Ended
	Dec. 17, 2013	Sep. 24, 2013	Nov. 30, 2013	Dec. 31, 2013	Jul. 16, 2013	Mar. 21, 2013
Common Shares Details Narrative
Common Shares Issued	31,300,000	33,400,000	32,590,411	133,403,931	31,250,000	1,500
Common Shares Par Value				$ 0.01	$ 0.01
Proceeds from Issuance of Common Stock		$ 290,490		$ 1,334	$ 242,800
Receivable from shareholders		289,956
Proceeds from issuance of common stock	284,018	288,822	291,000	1,107,825
Foreign Currency Exchange Rate Loss		1,134
Paid-in capital				$ 1,109,185